As filed with the Securities and Exchange Commission on May 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedules of Investments.

Kellner Event Fund
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 46.9%
	Administrative and Support Services - 0.3%
11,274	Diversified Restaurant Holdings, Inc. (a)	$25,930

	Beverage and Tobacco Product Manufacturing - 2.6%
4,200	Reynolds American, Inc. (c)	264,684

	Broadcasting (except Internet) - 0.8%
16,846	Radio One, Inc. (a)(e)	55,592
33,702	Spanish Broadcasting System, Inc. - Class A (a)(e)	25,276
		80,868
	Chemical Manufacturing - 5.4%
4,200	Alere, Inc. (a)	166,866
3,300	Mead Johnson Nutrition Co.	293,964
300	Monsanto Co.	33,960
400	Valspar Corp.	44,376
		539,166
	Computer and Electronic Product Manufacturing - 5.6%
1,437	Dell Technologies, Inc. - Class V (a)	92,083
4,500	NXP Semiconductors NV (a)(b)(c)	465,750
		557,833
	Credit Intermediation and Related Activities - 1.0%
1,000	EverBank Financial Corp.	19,480
1,300	PrivateBancorp, Inc.	77,181
		96,661
	Data Processing, Hosting, and Related Services - 0.6%
3,100	DH Corp. (b)	58,694

	Food Manufacturing - 2.9%
5,100	WhiteWave Foods Co. - Class A (a)(c)	286,365

	Food Services and Drinking Places - 0.0%
16,934	Bagger Dave's Burger Tavern, Inc. (a)(g)	0

	Health and Personal Care Stores - 0.3%
7,100	Rite Aid Corp. (a)	30,175

	Machinery Manufacturing - 1.0%
3,700	Joy Global, Inc.	104,525

	Merchant Wholesalers, Nondurable Goods - 1.5%
3,200	CST Brands, Inc. (c)	153,888

	Mining (except Oil and Gas) - 0.7%
2,789	Alpha Natural Resources Holdings, Inc. (a)(e)(g)	11,714
3,888	ANR, Inc. (a)(e)(g)	61,430
		73,144
	Motion Picture and Sound Recording Industries - 2.7%
2,600	Time Warner, Inc.	254,046
5,784	XCel Brands, Inc. (a)(e)	15,617
		269,663
	Oil and Gas Extraction - 0.8%
600	Clayton Williams Energy, Inc. (a)	79,248
14	Goodrich Petroleum Corp. (a)	197
		79,445
	Other Information Services - 0.2%
500	NeuStar, Inc. - Class A (a)	16,575

	Performing Arts, Spectator Sports, and Related Industries - 0.5%
24,374	Dover Motorsports, Inc. (e)	53,623

	Pipeline Transportation - 6.6%
9,100	Energy Transfer Partners, LP	332,332
6,000	ONEOK Partners LP (c)	323,940
		656,272

	Professional, Scientific, and Technical Services - 8.5%
600	CEB, Inc.	47,160
3,000	Mobileye NV (a)(b)	184,200
3,600	VCA, Inc. (a)	329,400
3,600	Yahoo!, Inc. (a)	167,076
2,300	Zeltiq Aesthetics, Inc. (a)	127,903
		855,739
	Publishing Industries (except Internet) - 0.8%
6,400	Brocade Communications Systems, Inc.	79,872

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
79,000	Bluestem Group, Inc. (a)(e)	51,970
8,600	Fortress Investment Group LLC	68,370
		120,340
	Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.1%
2,000	Cabela's, Inc. (a)	106,220

	Telecommunications - 1.8%
4,500	Alaska Communications Systems Group, Inc. (a)	8,325
28,568	Globalstar, Inc. (a)	45,709
2,300	Level 3 Communications, Inc. (a)	131,606
		185,640
	TOTAL COMMON STOCKS (Cost $4,735,798)	4,695,322

	REITS - 0.9%
	Real Estate - 0.9%
3,480	Brookfield DTLA Fund Office Trust Investor, Inc. (a)	86,304
	TOTAL REITS (Cost $77,708)	86,304

	CLOSED-END FUNDS - 4.8%
27,223	KCAP Financial, Inc.	110,798
31,226	Nuveen Floating Rate Income Opportunity Fund	366,905
	TOTAL CLOSED-END FUNDS (Cost $482,090)	477,703

Principal Amount
	CONVERTIBLE BONDS - 0.2%
	Goodrich Petroleum Corp.
$41,500	5.00%, 10/1/2032 (d)(e)(g)	112
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (a)(d)(e)(g)	0
	Violin Memory, Inc.
250,000	4.25%, 10/1/2019 (d)	18,750
	TOTAL CONVERTIBLE BONDS (Cost $40,974)	18,862

	MUNICIPAL BONDS - 4.3%
	Commonwealth of Puerto Rico, General Obligation Bonds of 2014, Series A
100,000	8.00%, 7/1/2035 (Callable 7/1/2020) (d)	62,250
	Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 2012A, General Obligation
250,000	4.00%, 7/1/2020 (d)	144,470
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019)	63,937
150,000	5.50%, 8/1/2022 (Callable 8/1/2019)	63,000
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (Callable 8/1/2021)	94,069
	TOTAL MUNICIPAL BONDS (Cost $577,604)	427,726

Contracts
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
62	Banc of California, Inc.
	Expiration: April 2017, Exercise Price: $10.00	930
	TOTAL PURCHASED OPTIONS (Cost $8,497)	930

	WARRANTS - 0.0%
	Computer and Electronic Product Manufacturing - 0.0%
193	GT Advanced Technologies, Inc. (a)(g)	0
131	GT Advanced Technologies, Inc. (a)(g)	0
		0
	Mining (except Oil and Gas) - 0.0%
130	Arch Coal, Inc. (a)(e)(g)	4,030

	Paper Manufacturing - 0.0%
73	Verso Corp. (a)	9
	TOTAL WARRANTS (Cost $52)	4,039

Shares
	MONEY MARKET FUNDS - 36.4%
3,642,500	Fidelity Investments Money Market Government Portfolio - Class I, 0.56% (f)	3,642,500
	TOTAL MONEY MARKET FUNDS (Cost $3,642,500)	3,642,500

	Total Investments in Securities (Cost $9,565,223) - 93.5%	9,353,386
	Other Assets in Excess of Liabilities - 6.5%	654,235
	NET ASSETS - 100.0%	$10,007,621

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Security in default.
(e)	Security is considered illiquid. As of March 31, 2017, the value of these investments was $279,364 or 2.8% of net assets.
(f)	Rate shown is the 7-day annualized yield as of March 31, 2017.
(g)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Securities Sold Short
at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 14.6%
	Administrative and Support Services - 0.1%
137	Gartner, Inc. (a)	$14,795

	Beverage and Tobacco Product Manufacturing - 1.5%
2,210	British American Tobacco plc - ADR	146,567

	Credit Intermediation and Related Activities - 2.1%
543	Canadian Imperial Bank of Commerce (b)	46,812
1,830	Canadian Western Bank (a)(b)	40,498
2,750	Home Capital Group, Inc. (b)	53,828
5,000	Santander Consumer USA Holdings, Inc. (a)	66,600
		207,738
	Nonstore Retailers - 1.5%
1,386	Alibaba Group Holding Ltd. - ADR (a)	149,452

	Oil and Gas Extraction - 0.6%
1,672	Noble Energy, Inc.	57,417

	Pipeline Transportation - 6.6%
5,910	ONEOK, Inc.	327,650
13,650	Sunoco Logistics Partners LP	333,333
		660.983
	Professional, Scientific, and Technical Services - 0.9%
942	VMware, Inc. - Class A (a)	86,796

	Telecommunications - 1.3%
1,974	AT&T, Inc.	82,020
2,300	CenturyLink, Inc.	54,211
		136,231
	TOTAL COMMON STOCKS (Proceeds $1,377,406)	1,459,979

	PREFERRED STOCKS - 0.7%
2,750	Banc of California, Inc.	71,142
	TOTAL PREFERRED STOCKS (Proceeds $67,916)	71,142

Principal Amount
	CORPORATE BONDS - 0.6%
	Lafarge SA
$46,000	4.75%, 3/23/2020 (b)	55,548
	TOTAL CORPORATE BONDS (Proceeds $57,683)	55,548

Shares
	EXCHANGE-TRADED FUNDS - 7.4%
5,875	iShares iBoxx High Yield Corporate Bond ETF	515,708
2,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	227,400
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $704,471)	743,108
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,207,476)	$2,329,777

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

Kellner Merger Fund
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 83.0%
	Beverage and Tobacco Product Manufacturing - 5.5%
136,000	Reynolds American, Inc. (c)	$8,570,720

	Chemical Manufacturing - 11.3%
138,200	Alere, Inc. (a)(c)	5,490,686
101,600	Mead Johnson Nutrition Co.	9,050,528
13,200	Monsanto Co.	1,494,240
15,300	Valspar Corp.	1,697,382
		17,732,836
	Computer and Electronic Product Manufacturing - 11.7%
49,287	Dell Technologies, Inc. - Class V (a)	3,158,311
146,500	NXP Semiconductors NV (a)(b)	15,162,750
		18,321,061
	Credit Intermediation and Related Activities - 1.9%
33,600	EverBank Financial Corp.	654,528
19	F.N.B. Corp.	282
40,000	PrivateBancorp, Inc.	2,374,800
		3,029,610
	Data Processing, Hosting, and Related Services - 1.2%
99,300	DH Corp. (b)	1,880,087

	Food Manufacturing - 6.8%
190,400	WhiteWave Foods Co. - Class A (a)(c)	10,690,960

	Health and Personal Care Stores - 0.6%
225,900	Rite Aid Corp. (a)	960,075

	Machinery Manufacturing - 2.3%
128,200	Joy Global, Inc.	3,621,650

	Merchant Wholesalers, Nondurable Goods - 3.4%
109,800	CST Brands, Inc. (c)	5,280,282

	Motion Picture and Sound Recording Industries - 5.0%
80,300	Time Warner, Inc.	7,846,113

	Oil and Gas Extraction - 1.5%
18,200	Clayton Williams Energy, Inc. (a)	2,403,856

	Other Information Services - 0.3%
16,000	NeuStar, Inc. - Class A (a)	530,400

	Petroleum and Coal Products Manufacturing - 0.0%
2,000	Alon USA Energy, Inc.	24,380

	Pipeline Transportation - 14.1%
311,800	Energy Transfer Partners LP	11,386,936
198,400	ONEOK Partners LP	10,711,616
		22,098,552
	Professional, Scientific, and Technical Services - 9.2%
19,300	CEB, Inc.	1,516,980
93,600	Mobileye NV (a)(b)	5,747,040
33,600	VCA, Inc. (a)	3,074,400
73,700	Zeltiq Aesthetics, Inc. (a)	4,098,457
		14,436,877

	Publishing Industries (except Internet) - 1.7%
207,400	Brocade Communications Systems, Inc.	2,588,352

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
269,800	Fortress Investment Group LLC	2,144,910

	Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.5%
73,100	Cabela's, Inc. (a)(c)	3,882,341

	Telecommunications - 2.6%
71,600	Level 3 Communications, Inc. (a)	4,096,952
	TOTAL COMMON STOCKS (Cost $129,276,091)	130,140,014

	MONEY MARKET FUNDS - 16.1%
25,236,778	Fidelity Investments Money Market Government Portfolio - Class I, 0.56% (d)	25,236,778
	TOTAL MONEY MARKET FUNDS (Cost $25,236,778)	25,236,778

	Total Investments in Securities (Cost $154,512,869) - 99.1%	155,376,792
	Other Assets in Excess of Liabilities - 0.9%	1,343,570
	NET ASSETS - 100.0%	$156,720,362

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2017.

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 24.4%
	Administrative and Support Services - 0.3%
4,408	Gartner, Inc. (a)	$476,020

	Beverage and Tobacco Product Manufacturing - 3.0%
71,536	British American Tobacco plc - ADR	4,744,267

	Credit Intermediation and Related Activities - 0.9%
16,704	Canadian Imperial Bank of Commerce (b)	1,440,052

	Gasoline Stations - 0.0%
1,008	Delek US Holdings, Inc.	24,464

	Oil and Gas Extraction - 1.1%
50,731	Noble Energy, Inc.	1,742,103

	Pipeline Transportation - 14.2%
195,426	ONEOK, Inc.	10,834,417
467,700	Sunoco Logistics Partners LP	11,421,234
		22,255,651
	Professional, Scientific, and Technical Services - 2.2%
36,941	VMware, Inc. - Class A (a)	3,403,744

	Telecommunications - 2.7%
59,742	AT&T, Inc.	2,482,280
71,771	CenturyLink, Inc.	1,691,643
		4,173,923
	TOTAL COMMON STOCKS (Proceeds $35,943,103)	38,260,224
	TOTAL SECURITIES SOLD SHORT (Proceeds $35,943,103)	$38,260,224

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Swap Contracts
at March 31, 2017 (Unaudited)

Security	Financing Rate+	Termination Date	Shares	Notional Amount	Net Unrealized Depreciation	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
VCA, Inc.	0.944%	2/8/2027	80,000	$7,321,600	$(1,600)	Goldman Sachs & Co.
					$(1,600)

+ The fixed rate paid/received by the Fund.

Note 1 – Securities Valuation

The Kellner Funds' (the "Funds") investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, real estate investment trusts ("REITs"), closed-end funds and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Funds may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

        Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

        Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of March 31, 2017:

Kellner Merger Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Finance and Insurance	$5,174,520	$-	$-	$5,174,520
Information	16,941,904	-	-	16,941,904
Manufacturing	58,961,607	-	-	58,961,607
Mining, Quarrying, and Oil and Gas Extraction	2,403,856	-	-	2,403,856
Professional, Scientific, and Technical Services	14,436,877	-	-	14,436,877
Retail Trade	4,842,416	-	-	4,842,416
Transportation and Warehousing	22,098,552	-	-	22,098,552
Wholesale Trade	5,280,282	-	-	5,280,282
Total Common Stocks	130,140,014	-	-	130,140,014
Money Market Funds	25,236,778	-	-	25,236,778
Total Investments in Securities	$155,376,792	$-	$-	$155,376,792
Liabilities:
Securities Sold Short	$38,260,224	$-	$-	$38,260,224
Swap Contracts*	$-	$1,600	$-	$1,600

*Swap contracts are valued at the net unrealized depreciation on the instrument.

Kellner Event Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support, Waste Management	$25,930	$-	$-	$25,930
Arts, Entertainment, and Recreation	53,623	-	-	53,623
Finance and Insurance	165,031	51,970	-	217,001
Information	691,312	-	-	691,312
Manufacturing	1,752,573	-	-	1,752,573
Mining, Quarrying, and Oil and Gas Extraction	79,248	73,341	-	152,589
Professional, Scientific, and Technical Services	855,739	-	-	855,739
Retail Trade	136,395	-	-	136,395
Transportation and	656,272	-	-	656,272
Warehousing
Wholesale Trade	153,888	-	-	153,888
Total Common Stocks	4,570,011	125,311	-	4,695,322
REITS	86,304	-	-	86,304
Warrants	9	4,030	-	4,039
Closed-End Funds	477,703	-	-	477,703
Fixed Income
Convertible Bonds	-	18,862	-	18,862
Municipal Bonds	-	427,726	-	427,726
Total Fixed Income	-	446,588	-	446,588
Purchased Options
Put Options	-	930	-	930
Total Purchased Options	-	930	-	930
Money Market Funds	3,642,500	-	-	3,642,500
Total Investments in Securities	$8,776,527	$576,859	$-	$9,353,386
Liabilities:
Securities Sold Short	$2,274,229	$55,548	$-	$2,329,777

Refer to the Funds' schedules of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2017.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds' investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds' overall strategy in a manner deemed appropriate to the Advisor and consistent with the Funds' investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will either earmark securities or maintain a segregated account with the Funds' custodian consisting of high quality liquid securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

             The Funds may enter into total return swap agreements.  A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

          The Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Funds' risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after each Fund's schedule of investments.

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2017 for the Kellner Merger Fund were $0 and $0, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Merger Fund during the period ended March 31, 2017 were $6,886,820 and $0, respectively.

The Kellner Merger Fund did have any written option activity for the period January 1, 2017 through March 31, 2017.

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2017 for the Kellner Event Fund were $1,407 and $0, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Event Fund during the period ended March 31, 2017 were $0 and $0, respectively.

The Kellner Event Fund did not have any written option activity for the period January 1, 2017 through March 31, 2017.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At March 31, 2017, the Kellner Event Fund had investments in illiquid securities with a total value of $279,364 or 2.79% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Kellner Event Fund
	PAR($)/Shares	Dates Acquired	Cost Basis
Arch Coal, Inc.	130	12/15	$ 0
Alpha Natural Resource Holdings, Inc.	2,789	1/17-2/17	11,533
ANR, Inc.	3,888	1/17	66,054
Bluestem Group, Inc.	79,000	8/16-12/16	94,736
Dover Motorsports, Inc.	24,374	9/16-11/16	60,671
Goodrich Petroleum Corp., due 10/1/2032	$41,500	2/15	19,107
GT Advanced Technologies, Inc., due 12/15/2020	$1,169,000	12/15	1,888
Radio One, Inc.	16,846	8/15-5/16	29,541
Spanish Broadcasting Systems, Inc. – Class A	33,702	2/15-2/17	76,000
XCel Brands, Inc.	5,784	2/16-11/16	28,583

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2017, was as follows*:

Kellner Merger Fund

Cost of investments	$154,512,869

Gross unrealized appreciation	$4,455,812
Gross unrealized depreciation	(3,591,889)
Net unrealized appreciation	$863,923

Kellner Event Fund

Cost of investments	$9,565,223

Gross unrealized appreciation	$236,872
Gross unrealized depreciation	(448,709)
Net unrealized depreciation	$(211,837)

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date May 30, 2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date May 30, 2017

* Print the name and title of each signing officer under his or her signature.